Accounts receivable	12 Months Ended
Dec. 31, 2025
Accounts receivable
Accounts receivable

Note 9.Accounts receivable

Accounts receivable balance consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade accounts receivable	5,283	4,133
Allowance for credit losses	(416)	(94)
Accounts receivable from other related parties	143	158
Accounts receivable from board members	7	49
Accounts receivable from underwriters, promoters, and employees	77	2
Other accounts receivable	15	37
Total accounts receivable, net of allowance for credit losses	5,109	4,285

As at December 31, 2025 and 2024, accounts receivable from other related parties represented amounts due from OISTE in relation to the facilities and personnel hosted by WISeKey SA and WISeKey International Holding Ltd on behalf of OISTE (see Note 40).